Subsequent Events (Details) - Forecast [Member] - USD ($)	Jul. 25, 2025	Jul. 08, 2025	Jul. 07, 2025
IPO [Member]
Subsequent Events [Line Items]
Issuing ordinary shares		1,500,000
Share price		$ 4
Underwriter option term			45 days
Gross proceeds	$ 6,900,000
Over-Allotment Option [Member]
Subsequent Events [Line Items]
Share price	$ 4		$ 4
Additional ordinary shares	225,000		225,000